CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cost of revenue to related party	¥ 1,111,729	$ 170,380	¥ 1,565,850	¥ 789,116
Selling, general and administrative expenses to related party	5,045	773	5,581	11,666
Research and development expenses to related party	7,412	1,136	19,486	5,114
Interest income from related party	¥ 1,247	$ 191	¥ 4,856	¥ 2,202
American Depositary Shares
ADS per ordinary share	7	7	7	7
Membership services
Revenue from related parties	¥ 25,571	$ 3,919	¥ 27,247	¥ 19,981
Online advertising services
Revenue from related parties	206,624	31,666	77,126	202,808
Content distribution
Revenue from related parties	176,227	27,008	443,503	88,457
Others
Revenue from related parties	¥ 54,064	$ 8,286	¥ 48,877	¥ 29,296